Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	FRONTEGRA FUNDS INC
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
Frontegra RobecoSAM Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FSGLX
Frontegra Timpani Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	FTSYX
Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	FTSGX
Frontegra Netols Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	FNSVX
Frontegra Netols Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	FNSYX
Frontegra Phocas Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	FPSVX
Frontegra MFG Core Infrastructure Fund | Institutional Class
Risk/Return:
Trading Symbol	FMGIX
Frontegra MFG Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FMGEX